Business Acquisitions Business Acquisitions - Energy Systems (Details) - USD ($) $ in Millions	Dec. 31, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Consideration Transferred, Working Capital		$ 1
Energy Systems Company [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 120
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		60
Customer Contracts | Energy Systems Company [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 59